Schedule III Genworth Financial, Inc. Supplemental Insurance Information (Schedule Of Supplemental Insurance Information) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	$ 5,193	$ 5,195
Future Policy Benefits	32,175	30,905
Policyholder Account Balances	26,345	26,978
Liability for Policy and Contract Claims	7,620	6,933
Unearned Premiums	4,223	4,507
Premium Revenue	5,705	5,854	6,019
Net Investment Income	3,380	3,266	3,033
Interest Credited and Benefits and Other Changes in Policy Reserves	6,735	6,842	6,850
Amortization of Deferred Acquisition Costs	460	510	482
Other Operating Expenses	2,967	2,790	2,595
Premiums Written	5,496	5,512	5,513
U.S. Life Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	4,393	4,226
Future Policy Benefits	32,168	30,850
Policyholder Account Balances	20,943	20,864
Liability for Policy and Contract Claims	4,418	3,903
Unearned Premiums	576	522
Premium Revenue	2,979	3,004	3,017
Net Investment Income	2,538	2,473	2,207
Interest Credited and Benefits and Other Changes in Policy Reserves	4,448	4,339	4,136
Amortization of Deferred Acquisition Costs	207	240	162
Other Operating Expenses	930	875	798
Premiums Written	3,005	3,030	2,997
International Protection
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	259	328
Future Policy Benefits
Policyholder Account Balances	17	18
Liability for Policy and Contract Claims	133	192
Unearned Premiums	592	740
Premium Revenue	839	939	1,141
Net Investment Income	173	154	157
Interest Credited and Benefits and Other Changes in Policy Reserves	135	196	343
Amortization of Deferred Acquisition Costs	136	155	189
Other Operating Expenses	635	667	716
Premiums Written	735	748	898
Wealth Management
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs
Future Policy Benefits
Policyholder Account Balances
Liability for Policy and Contract Claims
Unearned Premiums
Other Operating Expenses	377	291	233
International Mortgage Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	162	164
Future Policy Benefits
Policyholder Account Balances
Liability for Policy and Contract Claims	553	503
Unearned Premiums	2,932	3,114
Premium Revenue	1,063	994	927
Net Investment Income	393	355	313
Interest Credited and Benefits and Other Changes in Policy Reserves	458	390	464
Amortization of Deferred Acquisition Costs	53	49	40
Other Operating Expenses	292	255	210
Premiums Written	923	819	698
U.S. Mortgage Insurance
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	7	4
Future Policy Benefits
Policyholder Account Balances
Liability for Policy and Contract Claims	2,488	2,282
Unearned Premiums	112	105
Premium Revenue	564	595	636
Net Investment Income	104	116	134
Interest Credited and Benefits and Other Changes in Policy Reserves	1,325	1,491	1,392
Amortization of Deferred Acquisition Costs	2	2	3
Other Operating Expenses	159	156	153
Premiums Written	573	593	625
Runoff
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs	372	473
Future Policy Benefits	7	55
Policyholder Account Balances	5,385	6,096
Liability for Policy and Contract Claims	28	53
Unearned Premiums	11	26
Premium Revenue	260	322	297
Net Investment Income	140	130	213
Interest Credited and Benefits and Other Changes in Policy Reserves	369	426	516
Amortization of Deferred Acquisition Costs	62	64	88
Other Operating Expenses	152	168	159
Premiums Written	260	322	294
Corporate And Other
Supplementary Insurance Information, by Segment [Line Items]
Deferred Acquisition Costs
Future Policy Benefits
Policyholder Account Balances
Liability for Policy and Contract Claims
Unearned Premiums
Premium Revenue			1
Net Investment Income	32	38	9
Interest Credited and Benefits and Other Changes in Policy Reserves			(1)
Other Operating Expenses	422	378	326
Premiums Written			$ 1